Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	GPS Funds II
Entity Central Index Key	0001504079
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Service Shares
Shareholder Report [Line Items]
Fund Name	GuidePath Growth Allocation Fund
Class Name	Service Shares
Trading Symbol	GPSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the GuidePath Growth Allocation Fund (the “Fund”) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$66	0.64%
[1]
Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025,  the Fund returned 5.04%, underperforming the S&P Target Risk Aggressive Index at 6.92%. Exposure to global small cap equities, international equities and international real estate investment trusts (REITs) detracted from returns. Allocations to U.S. large cap equities, including growth equities, Canadian equities, and U.S. REITs contributed to Fund returns, as the Federal Reserve lowered interest rates in the second half of the period.

Top Contributors
↑	U.S. Large Cap Equities
↑	REITs
↑	Canadian Equities

Top Detractors
↓	U.S. and International Small Cap Equities
↓	International Equities
↓	International REITs

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
GuidePath Growth Allocation Fund Service Shares	5.04	14.48	7.75
MSCI All Country World Index**	7.63	15.71	9.39
S&P Target Risk Aggressive Index	6.92	12.66	7.90
[2]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 1,334,010,905
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 3,395,022
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$1,334,010,905
Number of Holdings	26
Net Advisory Fee	$3,395,022
Portfolio Turnover	17%

Holdings [Text Block]

Top 10 Issuers	(%)[2]
Vanguard S&P 500 ETF	15.4%
Schwab U.S. Large-Cap ETF	11.5%
Vanguard FTSE Developed Markets ETF	10.7%
iShares Core MSCI Emerging Markets ETF	6.5%
iShares Core S&P Small-Cap ETF	6.2%
American Funds - The Growth Fund of America	6.0%
Schwab U.S. Large-Cap Growth ETF	5.7%
iShares MSCI ACWI ETF	4.2%
American Funds - New Perspective Fund	3.8%
Smallcap World Fund, Inc.	3.6%

Industry	(%)
Domestic Equity Funds	71.1%
International Equity Funds	18.9%
Emerging Market Equity Funds	6.5%
Real Estate Funds	2.5%
Cash & Other	1.0%
[3]
Service Shares
Shareholder Report [Line Items]
Fund Name	GuidePath Conservative Allocation Fund
Class Name	Service Shares
Trading Symbol	GPTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the GuidePath Conservative Allocation Fund (the “Fund”) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$58	0.56%
[4]
Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the Fund returned 6.78%, outperforming the S&P Target Risk Conservative Index at 5.96%. Exposure to U.S. large cap equities, gold and U.S. real estate investment trusts (REITs) benefited performance. Within fixed income, exposure to high yield bonds, emerging markets bonds, mortgage backed securities and floating rate bonds also contributed to returns. The Fund’s allocations to international developed markets equities, U.S. small cap equities and international  REITs detracted from the Fund’s returns. Positions in long-term Treasuries and sovereign debt also detracted from performance.

Top Contributors
↑	Exposure to U.S. large cap equities
↑	Exposure to gold
↑	U.S. REITS
↑	Exposure to high yield bonds, emerging markets bonds and floating rate bonds
↑	Mortgage Backed Securities

Top Detractors
↓	Allocations to international developed markets equities and U.S. small cap equities
↓	International REITS
↓	Positions in long-term Treasuries and sovereign debt

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
GuidePath Conservative Allocation Fund Service Shares	6.78	7.19	3.98
Bloomberg U.S. Aggregate Bond Index**	4.88	-0.40	1.46
S&P Target Risk Conservative Index	5.96	5.09	4.28
[5]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 559,316,232
Holdings Count | $ / shares	45
Advisory Fees Paid, Amount	$ 1,067,669
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$559,316,232
Number of Holdings	45
Net Advisory Fee	$1,067,669
Portfolio Turnover	14%

Holdings [Text Block]

Top 10 Issuers	(%)[2]
WisdomTree Floating Rate Treasury Fund	8.3%
Vanguard High-Yield Corporate Fund	7.4%
Vanguard S&P 500 ETF	6.7%
American Funds - The Income Fund of America	3.9%
American Funds - Capital Income Builder, Inc.	3.9%
American Funds Multi-Sector Income Fund	3.8%
American Funds - The Bond Fund of America	3.7%
iShares Core Aggressive Allocation ETF	3.7%
iShares Core U.S. Aggregate Bond ETF	3.6%
iShares 7-10 Year Treasury Bond	3.6%

Industry	(%)
Domestic Fixed Income Funds	44.7%
Domestic Equity Funds	25.3%
Hybrid Funds	14.6%
International Equity Funds	7.2%
Alternative Funds	2.1%
Emerging Markets Fixed Income Funds	2.0%
Emerging Market Equity Funds	1.5%
Real Estate Funds	1.0%
International Fixed Income Funds	0.6%
Cash & Other	1.0%
[6]
Updated Prospectus Web Address	https://www.assetmark.com/info/funds
Service Shares
Shareholder Report [Line Items]
Fund Name	GuidePath Tactical Allocation Fund
Class Name	Service Shares
Trading Symbol	GPTUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the GuidePath Tactical Allocation Fund (the “Fund”) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$78	0.76%
[7]
Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the Fund returned 4.59%, underperforming the S&P 500 Daily Risk Control 10% Index at 5.23%. Equity markets saw positive returns over the period even though they were negatively impacted in February with tariff announcements on Canada, Mexico and China. Defensive sectors tended to perform better with Utilities, Communications Services and Consumer Staples leading the way. During the period, the bond markets underwent substantial volatility from monetary, fiscal and  geo-political events experiencing a sharp decline in the 4th quarter, though eventually rallying in the 1st quarter to end with positive returns. Inflation pressures continued, even as the Federal Reserve modestly reduced interest rates. Short-term Treasuries performed better than long-term Treasuries, while high yield led all sectors. Security selection within the Consumer Staples, Utilities and Communication Services sectors helped contribute to returns. Security selection within the Consumer Discretionary, Industrials and Energy sectors detracted from returns.

Top Contributors
↑	Security selection within Consumer Staples, Utilities and Communication Services sectors

Top Detractors
↓	Security selection within Consumer Discretionary, Industrials and Energy sectors

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
GuidePath Tactical Allocation Fund Service Shares	4.59	11.02	6.52
S&P 500 Index	8.25	18.59	12.50
FTSE 3-Month Treasury Bill Index**	5.21	2.69	1.90
S&P 500 Daily Risk Control 10% Index	5.23	10.09	8.61
[8]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 644,564,055
Holdings Count | $ / shares	32
Advisory Fees Paid, Amount	$ 2,252,451
Investment Company Portfolio Turnover	274.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$644,564,055
Number of Holdings	32
Net Advisory Fee	$2,252,451
Portfolio Turnover	274%

Holdings [Text Block]

Top 10 Issuers	(%)[2]
JPMorgan U.S. Government Money Market Fund	30.3%
Apple, Inc.	4.3%
Microsoft Corp.	4.1%
Sprouts Farmers Market, Inc.	3.6%
NVIDIA Corp.	3.6%
Hartford Financial Services Group, Inc.	3.5%
Aflac, Inc.	3.5%
Meta Platforms, Inc.	3.4%
United Therapeutics Corp.	3.4%
Vistra Corp.	3.3%

Top Sectors	(%)[3]
Information Technology	14.6%
Financials	13.0%
Consumer Staples	10.5%
Communication Services	8.1%
Utilities	6.4%
Consumer Discretionary	6.0%
Health Care	5.3%
Industrials	3.5%
Materials	1.8%
Cash & Other	30.8%
[9],[10]
Updated Prospectus Web Address	https://www.assetmark.com/info/funds
Service Shares
Shareholder Report [Line Items]
Fund Name	GuidePath Absolute Return Allocation Fund
Class Name	Service Shares
Trading Symbol	GPARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the GuidePath Absolute Return Allocation Fund (the “Fund”) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$67	0.65%
[11]
Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the Fund  returned 5.45%, outperforming the FTSE 3-Month Treasury Bill Index at 5.21%. Equity markets saw positive returns over the period even though they were negatively impacted in February with tariff announcements on Canada, Mexico and China. Defensive sectors tended to perform better with Utilities, Communications Services and Consumer Staples leading the way. During the period, the bond markets underwent substantial volatility from monetary, fiscal and geo-political events experiencing a sharp decline in the 4th quarter, though eventually rallying in the 1st quarter to end with positive returns. Inflation pressures continued, even as the Federal Reserve modestly reduced interest rates. Short-term Treasuries performed better than long-term Treasuries, while high yield led all sectors. Exposure to U.S. equities, high yield bonds, mortgage backed securities and floating rate bonds benefited returns. Long-term Treasuries and long-term investment grade corporate bonds exposure detracted from returns.

Top Contributors
↑	U.S. Equities
↑	High Yield Bonds
↑	Mortgage Backed Securities
↑	Floating Rate Bonds

Top Detractors
↓	Long-Term Treasuries
↓	Long-Term Investment Grade Corporate Bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
GuidePath Absolute Return Allocation Fund Service Shares	5.45	2.10	2.22
Bloomberg Global Aggregate Bond Index**	3.05	-1.38	0.61
FTSE 3-Month Treasury Bill Index	5.21	2.69	1.90
[12]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 208,238,064
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 502,204
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$208,238,064
Number of Holdings	22
Net Advisory Fee	$502,204
Portfolio Turnover	55%

Holdings [Text Block]

Top 10 Issuers	(%)[2]
DoubleLine Total Return Bond Fund	10.0%
Vanguard Mortgage-Backed Securities ETF	9.0%
Vanguard High-Yield Corporate Fund	9.0%
Schwab Short-Term U.S. Treasury ETF	7.5%
BlackRock Low Duration Bond Portfolio	7.3%
DoubleLine Low Duration Bond Fund	7.3%
ProShares Investment Grade-Interest Rate Hedged ETF	5.7%
Vanguard Long-Term Corporate Bond ETF	5.4%
iShares High Yield Systematic Bond ETF	5.0%
iShares 7-10 Year Treasury Bond	4.3%

Industry	(%)
Domestic Fixed Income Funds	84.7%
Alternative Funds	5.7%
Opportunistic Fixed Income Funds	3.6%
Emerging Markets Fixed Income Funds	2.5%
Domestic Equity	2.4%
Cash & Other	1.1%
[13]
Updated Prospectus Web Address	https://www.assetmark.com/info/funds
Service Shares
Shareholder Report [Line Items]
Fund Name	GuidePath Multi-Asset Income Allocation Fund
Class Name	Service Shares
Trading Symbol	GPMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the GuidePath Multi-Asset Income Allocation Fund (the “Fund”) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$74	0.71%
[14]
Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the Fund returned 7.64%, outperforming the Morningstar Multi-Asset High Income Index at 6.05%. The Fund’s allocation to global dividend equities was the top contributor to performance. High yield bonds, floating rate bonds, convertible bonds, and emerging markets government bonds also contributed to returns during the period.  Exposure to preferred equities detracted from performance. Long-term Treasuries and long-term investment grade corporate bonds exposure also detracted from returns.

Top Contributors
↑	Allocation to global dividend equities
↑	High Yield Bonds
↑	Floating Rate Bonds
↑	Convertible Bonds
↑	Emerging Markets Government Bonds

Top Detractors
↓	Preferred Equities
↓	Long-Term Treasuries
↓	Long-Term Investment Grade Corporate Bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
GuidePath Multi-Asset Income Allocation Fund Service Shares	7.64	7.88	3.87
Morningstar Multi-Asset High Income Index	6.05	5.11	2.54
Bloomberg Global Aggregate Bond Index**	3.05	-1.38	0.61
MSCI All Country World Index	7.63	15.71	9.39
[15]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 106,816,270
Holdings Count | $ / shares	41
Advisory Fees Paid, Amount	$ 365,560
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$106,816,270
Number of Holdings	41
Net Advisory Fee	$365,560
Portfolio Turnover	47%

Holdings [Text Block]

Top 10 Issuers	(%)[2]
Schwab U.S. Dividend Equity ETF	9.8%
iShares International Select Dividend ETF	6.9%
WisdomTree Floating Rate Treasury Fund	6.3%
Vanguard High-Yield Corporate Fund	5.9%
iShares 0-5 Year High Yield Corporate Bond ETF	5.9%
iShares Emerging Markets Dividend ETF	4.7%
Loomis Sayles Global Allocation Fund	4.7%
Vanguard High Dividend Yield ETF	4.5%
Vanguard International High Dividend Yield ETF	3.9%
WisdomTree U.S. LargeCap Dividend Fund	3.4%

Industry	(%)
Domestic Fixed Income Funds	36.9%
Domestic Equity Funds	32.7%
International Equity Funds	15.1%
Emerging Market Equity Funds	4.7%
Multi-Asset Funds	4.7%
Real Estate Funds	2.7%
Emerging Markets Fixed Income Funds	1.5%
International Fixed Income Funds	0.7%
Cash & Other	1.0%
[16]
Updated Prospectus Web Address	https://www.assetmark.com/info/funds
Service Shares
Shareholder Report [Line Items]
Fund Name	GuidePath Flexible Income Allocation Fund
Class Name	Service Shares
Trading Symbol	GPIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the GuidePath Flexible Income Allocation Fund (the “Fund”) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$57	0.56%
[17]
Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the Fund returned 5.02%, outperforming the Bloomberg U.S. Aggregate Bond Index at 4.88%. Allocations to diversified alternatives benefited performance. Fixed income positions in high yield bonds, Treasury Inflation Protected Securities (TIPS) and emerging market government bonds also contributed to returns.  A small allocation to hedged equity detracted from returns. Exposure to long-term Treasuries hurt performance relative to the benchmark

Top Contributors
↑	Allocations to diversified alternatives
↑	Fixed income positions in high yield bonds
↑	TIPS
↑	Emerging Market Government Bonds

Top Detractors
↓	Allocation to hedged equity
↓	Long-Term Treasuries

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
GuidePath Flexible Income Allocation Fund Service Shares	5.02	2.72	2.36
Bloomberg U.S. Aggregate Bond Index	4.88	-0.40	1.46

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 262,582,773
Holdings Count | $ / shares	23
Advisory Fees Paid, Amount	$ 579,004
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$262,582,773
Number of Holdings	23
Net Advisory Fee	$579,004
Portfolio Turnover	81%

Holdings [Text Block]

Top 10 Issuers	(%)[2]
Vanguard High-Yield Corporate Fund	15.1%
Stone Ridge Diversified Alternatives Fund	10.0%
iShares Broad USD High Yield Corporate Bond ETF	7.8%
Xtrackers USD High Yield Corporate Bond ETF	7.8%
SPDR Bloomberg High Yield Bond ETF	6.7%
Vanguard Long-Term Treasury ETF	6.5%
Schwab U.S. TIPS ETF	6.2%
SPDR Portfolio Short Term Treasury ETF	4.8%
Vanguard Emerging Markets Government Bond ETF	4.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.8%

Industry	(%)
Domestic Fixed Income Funds	66.2%
Alternative Funds	15.8%
Opportunistic Fixed Income Funds	9.2%
Emerging Markets Fixed Income Funds	4.8%
Domestic Equity Funds	1.3%
Cash & Other	2.7%
[18]
Updated Prospectus Web Address	https://www.assetmark.com/info/funds
Service Shares
Shareholder Report [Line Items]
Fund Name	GuidePath Managed Futures Strategy Fund
Class Name	Service Shares
Trading Symbol	GPMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the GuidePath Managed Futures Strategy Fund (the “Fund”) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$139	1.52%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended March 31, 2025,  the Fund returned -16.97%, underperforming the SG Trend Index at -12.86%. Long positions to precious metals and equities contributed to performance during the period. Long positions to the U.S. dollar and short positions to global bonds were detracted from returns  as international currencies strengthened as interest rates declined. Long positions to equities also detracted from returns for the period  as concerns of a slowdown in economic growth intensified.

Top Contributors
↑	Long position to precious metals
↑	Long position to equities in May-June and September-November 2024

Top Detractors
↓	Long position to U.S. dollar
↓	Short position to global bonds
↓	Long position to equities in July-August 2024 and February-March 2025

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (01/19/2016)
GuidePath Managed Futures Strategy Fund Service Shares	-16.97	3.93	1.18
FT Wilshire 5000 Index**	7.11	18.34	14.31
FTSE 3-Month Treasury Bill Index	5.21	2.69	2.07
SG Trend Index	-12.86	6.26	2.59
[19]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 246,896,741
Holdings Count | $ / shares	146
Advisory Fees Paid, Amount	$ 2,813,723
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$246,896,741
Number of Holdings	146
Net Advisory Fee	$2,813,723
Portfolio Turnover	0%

Holdings [Text Block]

Top 10 Issuers	(%)[2]
United States Treasury Bill	33.7%
JPMorgan U.S. Government Money Market Fund	5.9%
Bank of Nova Scotia	4.3%
Cooperatieve Rabobank UA	4.1%
Westpac Banking Corp.	4.1%
Mizuho Bank Ltd.	4.1%
DNB Bank ASA/New York	4.1%
Canadian Imperial Bank of Commerce	4.1%
Royal Bank of Canada	4.0%
Commonwealth Bank of Australia	3.6%

Security Type	(%)
Certificates of Deposit	47.6%
U.S. Treasury Bills	33.6%
Forwards	0.0%[3]
Futures Contracts	-1.4%
Cash & Other	20.2%
[20],[21]
Updated Prospectus Web Address	https://www.assetmark.com/info/funds
Institutional Shares
Shareholder Report [Line Items]
Fund Name	GuidePath Conservative Income Fund
Class Name	GuidePath Conservative Income Fund
Trading Symbol	GPICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the GuidePath Conservative Income Fund (the “Fund”) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
GuidePath Conservative Income Fund	$65	0.64%
[22]
Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025,  the Fund returned 4.50% underperforming the Bloomberg U.S. Treasury 1-3 Year Bond Index at 5.42%. During the period, the bond markets underwent substantial volatility from monetary, fiscal and geo-political events experiencing a sharp decline in the 4th quarter, though eventually rallying in the 1st quarter to end with positive returns. Inflation pressures continued, even as the Federal Reserve modestly reduced interest rates. Short-term Treasuries performed better than long-term Treasuries, while high yield led all sectors. The Fund’s allocations to high yield bonds and investment grade corporate bonds contributed to returns. A target allocation of 50% to cash equivalents and exposure to floating rate notes during market volatility detracted from the Fund’s performance relative to the benchmark.

Top Contributors
↑	High Yield Bonds
↑	Investment Grade Corporate Bonds

Top Detractors
↓	Floating Rate Notes
↓	Target allocation to cash equivalents

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/30/2018)
GuidePath Conservative Income Fund	4.50	1.90	1.69
Bloomberg U.S. Aggregate Bond Index**	4.88	-0.40	1.71
Bloomberg U.S. Treasury 1-3 Years Bond Index	5.42	1.14	2.01
[23]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 15,743,822
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 22,035
Investment Company Portfolio Turnover	216.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$15,743,822
Number of Holdings	10
Net Advisory Fee	$22,035
Portfolio Turnover	216%

Holdings [Text Block]

Top 10 Issuers	(%)[2]
JPMorgan U.S. Government Money Market Fund	46.1%
SPDR Bloomberg Investment Grade Floating Rate ETF	20.7%
United States Treasury Notes	12.5%
iShares 0-5 Year TIPS Bond ETF	8.3%
iShares 0-5 Year High Yield Corporate Bond ETF	6.2%
Invesco Senior Loan ETF	5.2%
iShares 0-5 Year Investment Grade Corporate Bond ETF	1.0%

Industry	(%)
Domestic Fixed Income Funds	41.4%
U.S. Treasury Notes	12.5%
Cash & Other	46.1%
[24]
Updated Prospectus Web Address	https://www.assetmark.com/info/funds
Institutional Shares
Shareholder Report [Line Items]
Fund Name	GuidePath Income Fund
Class Name	GuidePath Income Fund
Trading Symbol	GPINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the GuidePath Income Fund (the “Fund”) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
GuidePath Income Fund	$64	0.62%
[25]
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the Fund returned 6.14%, outperforming the Bloomberg  U.S. Aggregate Bond Index at 4.88%. Exposure to high yield bonds, emerging markets bonds and investment grade corporate bonds were top contributors to performance during the period. Exposure to intermediate-term U.S. Treasuries detracted from returns relative to the benchmark as interest rates remained elevated.

Top Contributors
↑	High Yield Bonds
↑	Emerging Markets Bonds
↑	Investment Grade Corporate Bonds

Top Detractors
↓	Exposure to intermediate-term U.S. Treasuries

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/30/2018)
GuidePath Income Fund	6.14	0.07	0.53
Bloomberg US Aggregate Bond Index	4.88	-0.40	1.71

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 96,844,720
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 415,503
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$96,844,720
Number of Holdings	7
Net Advisory Fee	$415,503
Portfolio Turnover	81%

Holdings [Text Block]

Top 10 Issuers	(%)[2]
Schwab Intermediate-Term U.S. Treasury ETF	39.1%
Schwab U.S. TIPS ETF	19.1%
iShares J.P. Morgan USD Emerging Markets Bond ETF	14.9%
VanEck Emerging Markets High Yield Bond ETF	14.9%
iShares Core U.S. Aggregate Bond ETF	10.0%
JPMorgan U.S. Government Money Market Fund	2.3%

Industry	(%)
Domestic Fixed Income Funds	83.2%
Emerging Markets Fixed Income Funds	14.9%
Cash & Other	1.9%
[26]
Updated Prospectus Web Address	https://www.assetmark.com/info/funds
Institutional Shares
Shareholder Report [Line Items]
Fund Name	GuidePath Growth and Income Fund
Class Name	GuidePath Growth and Income Fund
Trading Symbol	GPIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the GuidePath Growth and Income Fund (the “Fund”) for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
GuidePath Growth and Income Fund	$85	0.81%
[27]
Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the Fund returned 9.14%, outperforming the  MSCI USA High Dividend Yield Index at 7.93%. Exposure to U.S. large-cap equities contributed to returns on the sustained strength of equity markets throughout a majority of the period.  Positioning in global dividend equities detracted from returns.

Top Contributors
↑	U.S. Large-Cap Equities

Top Detractors
↓	Global Dividend Equities

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/30/2018)
GuidePath Growth and Income Fund	9.14	13.03	7.72
S&P 500 Index**	8.25	18.59	13.35
MSCI USA High Dividend Yield Index	7.93	13.58	9.10
[28]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 104,834,115
Holdings Count | $ / shares	87
Advisory Fees Paid, Amount	$ 405,663
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$104,834,115
Number of Holdings	87
Net Advisory Fee	$405,663
Portfolio Turnover	87%

Holdings [Text Block]

Top 10 Issuers	(%)[2]
Vanguard High Dividend Yield ETF	28.8%
Vanguard International High Dividend Yield ETF	9.8%
Global X MLP ETF	5.0%
iShares Emerging Markets Dividend ETF	4.9%
Exxon Mobil Corp.	1.7%
Procter & Gamble Co.	1.7%
Chevron Corp.	1.7%
Home Depot, Inc.	1.7%
JPMorgan U.S. Government Money Market Fund	1.7%
Coca-Cola Co.	1.6%

Top Sectors	(%)[3]
Consumer Staples	10.1%
Industrials	8.0%
Health Care	7.0%
Information Technology	5.6%
Energy	4.9%
Financials	4.8%
Consumer Discretionary	4.6%
Utilities	2.0%
Communication Services	1.7%
Cash & Other	51.3%
[29],[30]
Updated Prospectus Web Address	https://www.assetmark.com/info/funds

[1]
*	Reflects the effect of expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.

[2]
**	Effective July 31, 2024, the Fund added this broad-based securities market index intended to reflect the overall applicable securities market.

[3]
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

[4]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[5]
**	Effective July 31, 2024, the Fund added this broad-based securities market index intended to reflect the overall applicable securities market.

[6]
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

[7]
*	Reflects the effect of expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.

[8]
**	Effective July 31, 2024, the Fund added this broad-based securities market index intended to reflect the overall applicable securities market.

[9]
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

[10]
3	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[11]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[12]
**	Effective July 31, 2024, the Fund added this broad-based securities market index intended to reflect the overall applicable securities market.

[13]
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

[14]
*	Reflects the effect of expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.

[15]
**	Effective July 31, 2024, the Fund added this broad-based securities market index intended to reflect the overall applicable securities market.

[16]
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

[17]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[18]
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

[19]
**	Effective July 31, 2024, the Fund added this broad-based securities market index intended to reflect the overall applicable securities market.

[20]
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

[21]
3	Amount calculated is less than 0.01%.

[22]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[23]
**	Effective July 31, 2024, the Fund added this broad-based securities market index intended to reflect the overall applicable securities market.

[24]
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

[25]
*	Reflects the effect of expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.

[26]
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

[27]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[28]
**	Effective July 31, 2024, the Fund added this broad-based securities market index intended to reflect the overall applicable securities market.

[29]
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

[30]
3	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.